Amounts recognized in accumulated other comprehensive income that have not been recognized (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Total	$ 5,905	$ 3,420
Foreign Postretirement Benefit Plan | UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss	7,123	2,281	$ 6,113
Total	7,123	2,281	$ 6,113
Foreign Postretirement Benefit Plan | SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss	(1,218)	1,139
Total	$ (1,218)	$ 1,139